GENERAL - Indirect Subsidiaries (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 7,758	Rp 6,050
Telekomunikasi Indonesia International Pte. Ltd., Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 3,413	Rp 3,048
Infomedia
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 2,381	Rp 2,115
TLT
Direct/ Indirect subsidiaries
Percentage of ownership interest	55.00%	55.00%
Total assets before elimination	Rp 2,128	Rp 2,009
MD Media
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,645	Rp 1,106
Finnet
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 1,011	Rp 907
TSGN
Direct/ Indirect subsidiaries
Percentage of ownership interest	70.00%	49.00%
Total assets before elimination	Rp 828	Rp 815
Telekomunikasi Indonesia International Ltd., Hong Kong
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,185	Rp 710
MDI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,178	Rp 658
TL
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 677	Rp 639
Swadharma
Direct/ Indirect subsidiaries
Percentage of ownership interest	51.00%
Total assets before elimination	Rp 461
NSI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 286	Rp 300
Ad Medika
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 346	Rp 273
Melon
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 457	Rp 231
Metra Plasa
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 167	Rp 203
GYS
Direct/ Indirect subsidiaries
Percentage of ownership interest	51.00%	51.00%
Total assets before elimination	Rp 250	Rp 178
Nutech
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 93	Rp 60
Telkom Australia
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 115	Rp 123
Telkom USA
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 57	Rp 36
SMI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	99.99%
Total assets before elimination	Rp 16	Rp 18
NSS
Direct/ Indirect subsidiaries
Percentage of ownership interest	70.00%	49.00%
Total assets before elimination	Rp 76	Rp 23